PROPERTY, PLANT AND EQUIPMENT - Amounts Recognized in Income Statement Related to Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation of right-of-use assets	€ 16,833	€ 15,348
Interest expense on lease liabilities	1,219	868
Variable lease payments not included in the measurement of lease liabilities	822	1,622
Expenses relating to short-term leases and leases of low-value assets	3,227	3,671
Total expenses recognized	€ 22,101	€ 21,509